Identifiable Intangible Assets, net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	$ 2,308,208		$ 2,308,208		$ 2,286,085	$ 2,268,610
Finite-lived intangible assets, Accumulated Amortization	(592,010)		(592,010)		(495,914)	(278,573)
Finite-Lived Intangible Assets, Net, Total	1,716,198		1,716,198		1,790,171	1,990,037
Indefinite-lived intangible, Gross	2,476,531		2,476,531		2,454,434	2,438,660
Indefinite-lived intangible, Net, Total	1,884,521		1,884,521		$ 1,958,520	2,160,087
Remaining Weighted-Average Amortization Period (in Years)					13 years 10 months 24 days
Amortization amounted	40,932	$ 57,541	97,038	$ 114,672	$ 227,803	221,466
Minimum
Goodwill And Intangible Assets [Line Items]
Remaining Weighted-Average Amortization Period (in Years)					2 years
Maximum
Goodwill And Intangible Assets [Line Items]
Remaining Weighted-Average Amortization Period (in Years)					20 years
Trade names
Goodwill And Intangible Assets [Line Items]
Indefinite-lived intangible, Gross	168,323		168,323		$ 168,349	170,050
Indefinite-lived intangible, Net, Total					168,349	170,050
Customer relationships
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	290,984		290,984		291,503	299,886
Finite-lived intangible assets, Accumulated Amortization	(184,761)		(184,761)		(164,611)	(95,606)
Finite-Lived Intangible Assets, Net, Total	106,223		106,223		$ 126,892	204,280
Remaining Weighted-Average Amortization Period (in Years)					10 years 7 months 6 days
Databases and content
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	1,724,802		1,724,802		$ 1,725,878	1,733,304
Finite-lived intangible assets, Accumulated Amortization	(285,550)		(285,550)		(233,733)	(130,271)
Finite-Lived Intangible Assets, Net, Total	1,439,252		1,439,252		$ 1,492,145	1,603,033
Remaining Weighted-Average Amortization Period (in Years)					14 years 10 months 24 days
Computer software
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	292,422		292,422		$ 268,704	235,420
Finite-lived intangible assets, Accumulated Amortization	(121,699)		(121,699)		(97,570)	(52,696)
Finite-Lived Intangible Assets, Net, Total	$ 170,723		$ 170,723		$ 171,134	$ 182,724
Remaining Weighted-Average Amortization Period (in Years)					4 years 10 months 24 days